Derivative Instruments and Hedging Activities - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative income taxes, gain or (loss) recognized in AOCI	$ 29,703	$ 35,253
Total, gain or (loss) recognized in AOCI	(39,887)	(55,618)
Yen-denominated Eurobonds due 2016 [Member] | Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(19,811)	(19,811)
Non-derivative hedging instruments-gain or (loss) recognized in other income	0	0	$ 2,627
Euro Senior Notes [Member] | Senior notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(54,416)	(75,697)
Non-derivative hedging instruments-gain or (loss) recognized in other income	0	0	$ 0
Forward foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Forward foreign exchange contracts, gain of (loss) recognized in AOCI	$ 4,637	$ 4,637